UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

Thomas S. Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

API TRUST EFFICENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—32.1%
Auto Parts & Accessories—1.7%
Standard Motor Products, Inc.	35,000	$538,300

Auto/Truck—1.9%
Pacaar, Inc.	7,500	521,175

Banks—3.6%
Citi Group	9,000	453,600
J.P. Morgan Chase & Co.	11,000	543,400

		997,000

Beverages—1.8%
Cadbury Schweppes PLC	12,000	516,360

Diversified Technology—1.5%
Honeywell International, Inc.	9,000	417,960

Drugs—3.5%
GlaxoSmithKline PLC	9,000	505,530
Pfizer, Inc.	19,000	474,240

		979,770

Electrical Equipment—1.6%
General Electric Co.	13,000	453,960

Financial Services—3.5%
AXA	12,000	512,280
Barclays PLC	8,000	468,240

		980,520

Heavy Machinery/Equipment—1.9%
Deere & Company	5,000	542,100

Savings & Loans/Thrifts—1.6%
TD Banknorth, Inc.	14,000	449,540

Tobacco—1.8%
Altria Group	6,000	505,680

Utilities—Electric—3.7%
Endesa S.A.	9,000	457,020
TransAlta Corp.	29,000	598,270

		1,055,290

Utilities—Telecommunications—4.0%
A T & T, Inc.	17,000	625,600
Philippine Long Distance Telephone	10,000	490,000

		1,115,600

Total Common Stocks (cost $7,831,764)		9,073,255

CLOSED END FUNDS—2.5%
Latin American Discovery Fund	26,500	710,995

Total Closed End Funds (cost $311,228)		710,995

EXCHANGE TRADED FUNDS—48.4%
i Shares Cohen & Steers Realty Major	11,600	1,243,174
i Shares Dow Jones Select Dividend Index	19,000	1,348,810
i Shares Dow Jones U.S. Utilities Index	15,000	1,405,350
i Shares S&P Global Energy Sector	8,800	927,168
i Shares S&P/TOPIX 150	8,600	1,113,012
PowerShares High Yield Equity Dividend Trust	63,000	997,920
Ultra Dow 30 Proshares	20,000	1,596,200
Ultra Midcap 400 Proshares	21,000	1,778,490
Ultra QQQ Proshares	20,000	1,612,600
Ultra S&P 500 Proshares	19,500	1,639,950

Total Exchange Traded Funds (cost $11,038,928)		13,662,674

FOREIGN EXCHANGE TRADED FUNDS—15.1%
Asia 50 ADR Index Fund	18,000	597,960
i Shares MSCI Brazil	18,000	823,500
i Shares MSCI Canada	36,500	930,750
i Shares MSCI Pacific Ex-Japan	4,500	575,730
i Shares MSCI Taiwan	35,000	488,600
i Shares S&P Latin America 40	5,000	833,900

Total Foreign Exchange Traded Funds (cost $2,731,143)		4,250,440

TOTAL INVESTMENTS—98.1% (cost $21,913,063)		27,697,364

OTHER ASSETS IN EXCESS OF LIABILITIES—1.9%		540,256

Net Assets—100.0%		$28,237,620

API TRUST EFFICENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—28.1%
Advertising—1.0%
Interpublic Group of Companies, Inc.	51,000	$642,090

Airlines—1.0%
SkyWest, Inc.	25,000	638,750

Banks—1.0%
Bear Stearns Companies., Inc.	4,000	608,960

Communications—4.5%
CommScope, Inc.	40,000	1,538,800
Nuance Communications, Inc.	89,000	1,254,010

		2,792,810

Computers—3.6%
Autodesk, Inc.	15,000	617,250
Digital River, Inc.	16,000	886,240
Palm, Inc.	41,000	678,550

		2,182,040

Diversified Technology—1.1%
Rofin-Sinar Technologies, Inc.	11,000	661,540

Drugs—1.0%
Endo Pharmaceuticals	19,000	592,990

Electronics—1.0%
International Rectifier	15,000	643,800

Financial Services—1.8%
Blackrock, Inc.	7,000	1,113,280

Industrial Services—0.9%
CSG Systems International	23,000	567,180

Instruments & Controls—1.8%
FLIR Systems, Inc.	33,000	1,147,080

Insurance—2.0%
ACE Ltd.	11,000	617,760
MetLife, Inc.	10,000	631,500

		1,249,260

Leisure/Toys/Recreation—1.1%
THQ, Inc.	21,000	676,410

Machine Tool—1.1%
Actuant Corp.	13,000	678,600

Medical Instruments/Supplies—1.2%
PolyMedica Corporation	18,000	745,200

Office Products/Services—0.9%
j2 Global Communications, Inc.	24,000	576,960

Publishing—1.0%
Consolidated Graphics, Inc.	9,000	641,340

Retailers/Specialty—1.0%
Tractor Supply Co.	12,000	614,040

Securities Brokers/Investment Banking—1.1%
Lazard Ltd.	13,000	669,370

Total Common Stocks (cost $13,882,033)		17,441,700

EXCHANGE TRADED FUNDS—38.6%
PowerShares Zacks Micro Cap	108,000	1,962,360
Ultra Dow 30 Proshares	38,900	3,104,610
Ultra Midcap 400 Proshares	43,000	3,641,670
Ultra QQQ Proshares	42,000	3,386,460
Ultra S&P 500 Proshares	38,400	3,229,440
Vanguard Financial ETF	29,000	1,866,440
Vanguard Growth ETF	33,000	1,922,910
Vanguard Health Care ETF	23,000	1,326,410
Vanguard Info Tech ETF	28,000	1,463,000
Vanguard Small Cap ETF	30,000	2,017,200

Total Exchange Traded Funds (cost $20,548,181)		23,920,500

FOREIGN EXCHANGE TRADED FUNDS—33.0%
Asia 50 ADR Index Fund	44,000	1,461,680
i Shares MSCI—Australia	78,300	1,926,180
i Shares MSCI EAFE Growth Index	55,000	3,802,700
i Shares MSCI—Hong Kong	114,000	1,795,500
i Shares MSCI—Japan	118,300	1,744,925
i Shares MSCI—Sweden	66,700	2,087,710
i Shares MSCI—Taiwan	128,800	1,798,048
i Shares S&P Latin America 40	12,000	2,001,360
StreetTRACKS DJ Europe Strategic 50	35,500	1,916,290
Vanguard Emerging Markets ETF	26,000	1,964,560

Total Foreign Exchange Traded Funds (cost $17,162,221)		20,498,953

TOTAL INVESTMENTS—99.7% (cost $51,592,435)		61,861,153

OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		202,821

Net Assets—100.0%		$62,063,974

API TRUST EFFICENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Principal/Shares	Value
CORPORATE BONDS—51.3%
Autos/Auto Parts & Accessories—3.9%
Daimler Chrysler North America Holding Corp., 7.2%, due 9/1/2009	$500,000	$521,659

Banks/Savings & Loans—7.5%
U S Bank NA, 5.7%, due 12/15/2008	500,000	505,275
Washington Mutual, Inc., 4.375%, due 1/15/2008	500,000	496,008

		1,001,283

Computer/Hardware—3.7%
IBM Corp., 4.25%, due 9/15/2009	500,000	491,647

Financial Services—17.1%
CIT Group, Inc., 4.0%, due 5/8/2008	400,000	394,804
Countrywide Home Loan, 3.25%, due 5/21/2008	400,000	390,430
International Lease Finance Corp., 6.375%, due 3/15/2009	500,000	512,283
HSBC Finance Corp., 5.0%, due 12/15/2008	1,000,000	990,772

		2,288,289

Household Products—3.7%
Proctor & Gamble Co., 4.3%, due 8/15/2008	500,000	494,933
Oil & Gas Exploration/Production—3.9%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	500,000	520,750
Retail—Department Stores—3.9%
Wal-Mart Stores, 6.875%, due 8/10/2009	500,000	522,217
Securities Brokers—7.6%
Goldman Sachs Group, 6.65%, due 5/15/2009	500,000	516,681
Merrill Lynch & Co., 6.0%, due 2/17/2009	500,000	508,466

		1,025,147

Total Corporate Bonds (cost $6,936,985)		6,865,925

U.S. GOVERNMENT AND AGENCY NOTES—18.6%
Federal Home Loan Bank, 5.14%, due 1/10/2011	$1,000,000	994,827
U. S. Treasury Stripped Interest Payment, due 11/15/2014	2,110,000	1,489,599

Total U.S. Government and Agency Notes (cost $2,445,070)		2,484,426

CLOSED END FUNDS—6.3%
DWS Multi Market Income Trust	20,000	222,800
Neuberger Berman Income Opportunity Fund	13,000	220,220
Pioneer High Income Trust	12,000	215,760
RMK Strategic Income Fund	12,000	189,000

Total Closed End Funds (cost $801,412)		847,780

COMMON STOCKS—3.6%
Bank of Montreal	4,000	241,920
General Electric Co.	7,000	244,440

Total Common Stocks (cost $494,998)		486,360

EXCHANGE TRADED FUNDS—11.5%
First Trust Morningstar Dividend Leaders	8,300	192,975
PS International Dividend Achiever	10,500	195,195
Vanguard Dividend ETF	3,600	193,608
Vanguard Financial ETF	3,000	193,080
Vanguard Large Cap ETF	3,000	189,930
Vanguard SF REIT ETF	2,300	187,381
Vanguard Utilities ETF	2,500	200,775
WisdomTree Europe Hi-Yielding Equity	3,000	184,770

Total Exchange Traded Funds (cost $1,583,587)		1,537,714

TOTAL INVESTMENTS—91.3% (cost $12,262,052)		12,222,205

OTHER ASSETS IN EXCESS OF LIABILITIES—8.7%		1,161,445

Net Assets—100.0%		$13,383,650

API TRUST EFFICENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS—46.4%
i Shares Dow Jones U.S. Basic Materials Sector	20,000	$1,263,000
i Shares Dow Jones U.S. Financial Sector	18,000	2,089,620
i Shares Dow Jones U.S. Financial Services	10,000	1,300,500
i Shares Goldman Sachs Networking	28,500	941,356
i Shares Goldman Sachs Software	19,000	839,800
SPDR—Financial Select Sector	35,000	1,258,950
SPDR—Materials Select Sector	35,000	1,307,600
SPDR—Utilities Select Sector	55,000	2,119,150
Ultra Dow 30 Proshares	19,500	1,556,295
Ultra Midcap 400 Proshares	21,000	1,778,490
Ultra QQQ Proshares	21,000	1,693,230
Ultra S&P 500 Proshares	20,000	1,682,000

Total Exchange Traded Funds (cost $15,132,569)		17,829,991

FOREIGN EXCHANGE TRADED FUNDS—52.7%
i Shares MSCI—Australia	47,000	1,156,200
i Shares MSCI—Austria	25,000	894,750
i Shares MSCI—Brazil	27,000	1,235,250
i Shares MSCI EAFE Index	29,000	2,150,350
i Shares MSCI—France	16,000	545,440
i Shares MSCI—Italy	26,000	859,300
i Shares MSCI—Japan	75,000	1,106,250
i Shares MSCI—Mexico	24,000	1,210,320
i Shares MSCI—Pacific Ex-Japan	9,000	1,151,460
i Shares MSCI—Singapore	118,000	1,375,880
i Shares MSCI—Spain	26,000	1,407,900
i Shares MSCI—Sweden	37,000	1,158,100
i Shares MSCI—Taiwan	61,000	851,560
i Shares MSCI—United Kingdom	41,000	949,970
i Shares S&P Europe 350	8,000	838,400
Vanguard Emerging Markets	45,000	3,400,200

Total Foreign Exchange Traded Funds (cost $14,947,118)		20,291,330

TOTAL INVESTMENTS—99.1% (cost $30,079,687)		38,121,321

OTHER ASSETS IN EXCESS OF LIABILITIES—0.9%		358,431

Net Assets—100.0%		$38,479,752

API TRUST EFFICENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—70.8%
Aerospace/Defense—2.2%
Boeing Company	10,000	$872,700

Banks—7.9%
ABN AMRO Holding N.V.	20,000	702,000
Citi Group	15,000	756,000
Franklin Resources, Inc.	8,000	939,120
Wachovia Corp.	15,000	830,550

		3,227,670

Basic Materials—7.8%
Aluminum Company of America	27,000	902,070
Nucor Corporation	15,000	913,050
Tredegar Corporation	61,000	1,360,910

		3,176,030

Building Materials/Supplies—3.9%
ElkCorp	37,000	1,602,470

Communications—2.6%
Commonwealth Telephone Enterprises, Inc.	25,000	1,068,000

Computers—2.3%
Ingram Micro, Inc.	49,000	952,070

Electrical Equipment—3.1%
Belden CDT, Inc.	27,000	1,251,990

Energy—Service & Equipment—2.7%
Magellan Midstream Partners, L.P.	26,000	1,094,600

Financial Services—6.6%
American Express Company	15,000	853,050
Chicago Mercantile Exchange Holdings	1,600	862,608
Eaton Vance Corp.	28,000	971,320

		2,686,978

Heavy Machinery/Equipment—3.5%
Deere & Company	13,000	1,409,460

Insurance—4.3%
American National Insurance	7,000	890,750
White Mountain Insurance Ltd.	1,500	862,290

		1,753,040

Marine Transportation/Repair—2.7%
OMI Corporation	49,000	1,091,230

Packaging/Containers—3.0%
Silgan Holdings, Inc.	25,000	1,230,250

Savings & Loans/Thrifts—2.3%
TD Banknorth, Inc.	29,000	931,190

Securities Brokers/Investment Banking—13.0%
Charles Schwab Corp.	48,000	887,040
Goldman Sachs Group, Inc.	7,000	1,411,200
Legg Mason, Inc.	11,000	1,130,140

Lehman Brothers Holdings, Inc.	14,000	1,026,200
Merrill Lynch & Co., Inc.	10,000	836,800

		5,291,380

Transportation—Equipment/Leasing—2.9%
CIT Group, Inc.	21,000	1,185,870

Total Common Stocks (cost $22,224,138)		28,824,928

EXCHANGE TRADED FUNDS—17.2%
Ultra Dow 30 Proshares	20,500	1,636,105
Ultra Midcap 400 Proshares	22,500	1,905,525
Ultra QQQ Proshares	21,500	1,733,545
Ultra S&P 500 Proshares	20,500	1,724,050

Total Exchange Traded Funds (cost $6,115,134)		6,999,225

FOREIGN EXCHANGE TRADED FUNDS—10.6%
BLDRS Developed Markets 100 ADR Index	45,000	1,319,850
i Shares MSCI—Brazil	16,000	732,000
i Shares MSCI—South Korea	26,000	1,277,120
i Shares S&P Latin America 40	6,000	1,000,680

Total Foreign Exchange Traded Funds (cost $3,874,023)		4,329,650

TOTAL INVESTMENTS—98.6% (cost $32,213,295)		40,153,803

OTHER ASSETS IN EXCESS OF LIABILITIES—1.4%		588,360

Net Assets—100.0%		$40,742,163

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date:	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date:	April 26, 2007

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date:	April 26, 2007